Significant transactions	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Significant transactions	Significant transactions
The significant transactions are those described in the consolidated financial statements prepared in accordance with IFRS ® Accounting Standards for the year ended December 31, 2025, except regarding the Global Offering which was closed on May 26, 2026 and described in Note 1 - Company Information and Note 10 - Share Capital.